American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2023

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.5%
Disciplined Growth Fund Investor Class(2)	1,466,085	28,735,269
Focused Dynamic Growth Fund Investor Class(2)	692,545	27,507,885
Focused Large Cap Value Fund Investor Class	17,005,872	169,038,364
Growth Fund Investor Class	1,888,456	77,993,213
Heritage Fund Investor Class(2)	5,093,109	99,366,565
Mid Cap Value Fund Investor Class	6,220,496	97,288,558
Small Cap Growth Fund Investor Class(2)	1,327,647	22,875,351
Small Cap Value Fund Investor Class	2,329,484	20,965,359
Sustainable Equity Fund Investor Class	5,206,315	216,790,945
		760,561,509
Domestic Fixed Income Funds — 26.5%
Core Plus Fund Investor Class	25,842,773	244,989,491
High Income Fund Investor Class	2,227,208	18,463,556
Inflation-Adjusted Bond Fund Investor Class	9,911,768	108,137,393
Short Duration Fund Investor Class	8,489,586	83,282,837
Short Duration Inflation Protection Bond Fund Investor Class	1,787,556	18,179,445
		473,052,722
International Equity Funds — 21.9%
Emerging Markets Fund Investor Class	7,323,472	71,110,913
Global Real Estate Fund Investor Class(2)	1,548,674	17,995,595
International Growth Fund Investor Class(2)	10,814,543	131,288,552
International Small-Mid Cap Fund Investor Class(2)	3,875,996	36,666,920
International Value Fund Investor Class	11,038,875	88,090,223
Non-U.S. Intrinsic Value Fund Investor Class	4,686,477	46,021,202
		391,173,405
International Fixed Income Funds — 9.1%
Emerging Markets Debt Fund Investor Class	4,185,402	36,957,102
Global Bond Fund Investor Class	10,481,361	90,244,515
International Bond Fund Investor Class(2)	3,371,124	36,273,299
		163,474,916
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,682,985,514)		1,788,262,552
OTHER ASSETS AND LIABILITIES†		(1,122)
TOTAL NET ASSETS — 100.0%		$1,788,261,430

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund(3)	$30,195	$4	$2,147	$683	$28,735	1,466	$(534)	—
Focused Dynamic Growth Fund(3)	27,123	1,533	—	(1,148)	27,508	693	—	—
Focused Large Cap Value Fund	166,856	10,319	8,515	378	169,038	17,006	(244)	$10,199
Growth Fund	72,407	5,489	—	97	77,993	1,888	—	1,327
Heritage Fund(3)	84,259	13,855	—	1,253	99,367	5,093	—	—
Mid Cap Value Fund	116,872	7,272	21,653	(5,202)	97,289	6,220	393	6,803
Small Cap Growth Fund(3)	39,196	319	24,594	7,954	22,875	1,328	(8,155)	—
Small Cap Value Fund	44,994	956	22,878	(2,107)	20,965	2,329	(1,069)	706
Sustainable Equity Fund	161,500	64,333	11,599	2,557	216,791	5,206	1,944	1,278
Core Plus Fund	289,477	24,724	66,360	(2,851)	244,990	25,843	(11,061)	7,435
High Income Fund	23,945	954	7,010	575	18,464	2,227	(1,089)	954
Inflation-Adjusted Bond Fund	96,072	20,913	—	(8,848)	108,137	9,912	—	5,160
Short Duration Fund	76,205	11,908	4,195	(635)	83,283	8,490	(282)	1,724
Short Duration Inflation Protection Bond Fund	21,717	876	3,212	(1,202)	18,179	1,788	(50)	876
Emerging Markets Fund	66,244	7,769	—	(2,902)	71,111	7,323	—	1,536
Global Real Estate Fund(3)	15,188	4,171	—	(1,363)	17,996	1,549	—	—
International Growth Fund(3)	104,827	15,894	—	10,568	131,289	10,815	—	—
International Small-Mid Cap Fund(3)	33,152	3,170	—	345	36,667	3,876	—	—
International Value Fund	77,057	2,678	—	8,355	88,090	11,039	—	2,002
Non-U.S. Intrinsic Value Fund	49,987	1,810	13,083	7,307	46,021	4,686	(1,434)	1,810
Emerging Markets Debt Fund	37,681	1,116	2,904	1,064	36,957	4,185	(493)	1,116
Global Bond Fund	94,908	4,997	2,927	(6,733)	90,245	10,481	(395)	4,997
International Bond Fund(3)	36,359	725	—	(811)	36,273	3,371	—	—
Equity Growth Fund	78,522	5,448	64,081	(19,889)	—	—	11,574	5,448
	$1,844,743	$211,233	$255,158	$(12,555)	$1,788,263	146,814	$(10,895)	$53,371
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.